Maturities of Securities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-Sale, Amortized Cost
Due less than one year	$ 18,914,378
Due after one year through five years	79,825,867
Due after five years through ten years	39,340,584
Due after ten years	22,225,850
Mortgage-backed securities	91,697,200
Total	252,003,880	245,875,750
Available-for-sale, Estimated Fair Value
Due less than one year	19,004,315
Due after one year through five years	80,580,533
Due after five years through ten years	40,277,184
Due after ten years	21,848,802
Mortgage-backed securities	93,035,612
Total	254,746,446	244,050,671
Held-to-maturity, Amortized Cost
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	6,000,000
Mortgage-backed securities	2,192,741
Total	8,192,741	8,438,435
Held-to-maturity, Estimated Fair Value
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	7,780,200
Mortgage-backed securities	2,213,616
Total	$ 9,993,816	$ 9,624,427